UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08268

Firsthand Funds

(Exact name of registrant as specified in charter)

150 Almaden Blvd., Suite 1250
San Jose, CA 95113

(Address of principal executive offices) (Zip code)

Firsthand Capital Management, Inc.
150 Almaden Blvd., Suite 1250
San Jose, CA 95113

(Name and address of agent for service)

Registrant's telephone number, including area code: (408) 624-9527

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

FIRSTHAND FUNDS

Firsthand Technology Opportunities Fund
Firsthand Alternative Energy Fund

Semi-Annual Report to Shareholders

June 30, 2022

Firsthand

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the shareholder reports of the Firsthand Funds (each, a “Fund” and, collectively, the “Funds”) will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds, or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, www.firsthandfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-888-884-2675 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

CONTENTS

Performance Summary	2
President’s Letter	4
Shareholder Fee Example	6
Portfolio of Investments	8
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	19
Additional Information	32

Performance Summary

Period Returns (Average Annual Total Returns as of 6/30/22)

FUND	YTD*	1-YEAR	3-YEAR	5-YEAR	10-YEAR	GROSS EXPENSE RATIO**
Firsthand Technology Opportunities Fund	-51.46%	-64.08%	-7.28%	5.54%	11.00%	1.83%
Firsthand Alternative Energy Fund	-25.48%	-31.13%	10.96%	10.06%	10.08%	2.04%
NASDAQ Composite Index	-29.23%	-23.43%	12.18%	13.47%	15.40%	●
S&P 500 Index	-19.96%	-10.62%	10.60%	11.31%	12.96%	●
WilderHill Clean Energy Index	-36.16%	-50.72%	15.88%	16.75%	8.09%	●

*	Not Annualized
**

After fee waivers, Firsthand Technology Opportunities Fund’s total net operating expenses are 1.83% and Firsthand Alternative Energy Fund’s total net operating expenses are 1.99%. Please see the Funds’ prospectus for more information about fund expenses.

Returns assume reinvestment of all dividends and distributions but do not reflect the impact of taxes. The performance data quoted represent past performance. Past performance cannot guarantee future results, and current performance may be lower or higher than the performance quoted. Both the return from and the principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance as of the most recent month-end, please contact Firsthand Funds by calling 1.888.884.2675 or go to www.firsthandfunds.com.

The Nasdaq Composite Index (NASDAQ) is a capitalization-weighted index of all common stocks listed with NASDAQ. The Standard & Poor’s 500 Index (S&P 500) is a market-weighted index of 500 stocks of well-established companies. Each index represents an unmanaged, broad-based basket of stocks. These indices are typically used as benchmarks for overall market performance. The WilderHill Clean Energy Index is a market-weighted index of 58 companies in the cleaner fuel, energy conversion, energy storage, greener utilities, power delivery and conservation, and renewable energy harvesting sectors. The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the NASDAQ. You cannot invest directly in an index.

2	2022 Semi-Annual Report

Returns Since Inception (Average Annual Total Returns as of 6/30/22)

FUND (inception Date)	Average Annual Total Returns	NASDAQ composite index	s&p 500 index	wilderhill clean energy index
Firsthand Technology Opportunities Fund (09/30/99)	2.29%	7.33%	6.88%	●
Firsthand Alternative Energy Fund (10/29/07)	0.02%	10.90%	8.52%	-6.19%

Each Fund may invest in small-capitalization companies and Initial Public Offerings (“IPOs”). These investments will be more volatile than investments in large-capitalization companies and loss of principal could be greater. The Funds may invest in foreign securities, which will be subject to greater risks than investing in domestic securities. Because the Funds are not diversified, they can take larger positions in fewer companies, increasing their risk profile. The Funds invest in several industries within the technology sector and the relative weightings of these industries in a Fund’s portfolio may change at any time.

Holdings by Industry - % of Net Assets (as of 6/30/22)

INDUSTRY	FIRSTHAND technology opportunities fund	FIRSTHAND alternative energy fund
Advanced Materials	●	4.1%
Agriculture	●	0.0%
Biotech	0.1%	0.5%
Communications	1.0%	●
Consumer Electronics	16.9%	●
Defense & Aerospace	5.0%	8.5%
Education	5.1%	●
Electrical Equipment	●	1.5%
Energy Efficiency	●	3.0%
Engineering Service	●	5.0%
Industrials	●	0.3%
Intellectual Property	●	0.0%
Internet	5.7%	●
Materials	●	2.7%
Other Electronics	●	2.1%
Renewable Energy	11.4%	38.8%
Semiconductor Equipment	7.4%	●
Semiconductors	10.4%	11.2%
Services	0.1%	5.0%
Software	35.9%	●
Solar	●	2.2%
Transportation	●	0.0%
Waste & Environment Service	●	0.3%
Investment Company	1.2%	14.9%
Net Other Assets/(Liabilities)	(0.2)%	(0.1)%

Portfolio holdings are subject to change.

www.firsthandfunds.com	3

President’s Letter

Fellow Shareholders,

Inflation reared its ugly head in 2022, confirming the fears of many market observers that it was only a matter of time until U.S. fiscal and monetary policies caused the economy to overheat. While the Fed began raising interest rates in March, with additional rate hikes in May, June, and July, anticipation of higher borrowing costs and slowing economic growth led equity markets down in the first half of the year. For the six months ended June 30, 2022, the Nasdaq Composite Index was down 29.23% and the S&P 500 Index finished down 19.96%. I am disappointed to report that Firsthand Technology Opportunities Fund underperformed versus its benchmarks, with a loss of 51.46% for the period. Firsthand Alternative Energy Fund fared better, but still posted a loss of 25.48% for the period. The Fund outperformed its primary benchmark, the WilderHill Clean Energy Index, in the first half of the year. That index lost 36.16% during the period.

Firsthand Technology Opportunities Fund (TEFQX)

Tech stocks took a beating in the first half of 2022, with many of the most-recognized names, including Amazon (AMZN), Meta Platforms (META), Alphabet (GOOG), and Netflix (NFLX) among the decliners. Only a handful of companies in our portfolio avoided losses during the period, led by AeroVironment (AVAV), which was up 32% in the first six months of this year. Unfortunately, it took the invasion of Ukraine by Russia to draw attention to the company’s Switchblade armed drones. The U.S. military has sent more than 700 Switchblade to Ukraine to aid in its defense, and the company recently received U.S. approval to sell the systems to 20 countries, primarily in Europe.

The oil price shock associated with the Russian invasion provided support for solar stocks in the first half of the year. Though only up marginally, the Fund’s holdings in solar microinverter suppliers Enphase (ENPH) and SolarEdge (SEDG) were among the only portfolio holdings posting gains during the period, the latter because we sold a portion of our position before SolarEdge stock declined in Q2.

Decliners vastly outnumbered gainers in the portfolio, though, led by a decline of more than 60% for our largest holding, Roku (ROKU). The video streaming leader reported slowing growth in active user accounts and revenues for the fourth quarter of 2021 and the first quarter of 2022. Pivotal Systems (ASX: PVS) was also among our biggest detractors from performance during the first half of 2022. The semiconductor equipment provider reported a substantial decline in revenues in Q1 and completed a dilutive equity financing in February.

The Fund’s second-largest holding, Wolfspeed (WOLF), was also among the largest detractors from fund performance in the first half. The silicon carbide supplier’s stock fell sharply after the company reported revenues for the first quarter that underperformed analysts’ expectations. Other large detractors from fund performance for the period included Cloudflare (NET), Zscaler (ZS), Bill.com (BILL), Docusign (DOCU), and Twilio (TWLO).

4	2022 Semi-Annual Report

PRESIDENT’S LETTER - continued

Firsthand Alternative Energy Fund (ALTEX)

Fortunes were mixed among solar stocks in the first half of 2022. A few of our solar stocks held up relatively well in the rising oil price environment. Microinverter supplier Enphase was the largest positive contributor to fund performance during the period. Meanwhile, Enphase’s closest competitor, SolarEdge, posted a modest loss for the six month period. Our solar installer holdings, including SunPower (SPWR), FirstSolar (FSLR), and Sunrun (RUN), did not fare as well. Each of these stocks declined more than 20% during the period as the companies failed to meet analysts’ earnings expectations due to higher operating costs.

Aspen Aerogels (ASPN), one of the Fund’s largest holdings at the end of 2021, was the largest detractor from fund performance in the first six months of this year. The insulation product supplier’s stock began a long downward slide following the January announcement of the retirement of its CFO. The stock sold off further after the company announced in late April a larger than expected net loss, and finished down more than 80% for the year-to-date period ended June 30.

We established a new position in March in Astra (ASTR), a provider of propulsion systems and launch services for the satellite market. The company’s stock slumped in June after Astra announced that its first launch of NASA satellites had failed, the fifth failure in seven attempts of its “venture class” rocket. Astra was among the biggest detractors from fund performance in the first half of 2022. Other significant detractors from fund performance included EV charging network operator EVgo (EVGO), health technology supplier Konikklijke Philips (PHG), and defense contractor Kratos Defense & Security Solutions (KTOS).

Looking Ahead

We believe that the risk of an economic recession in the U.S. is real, though we are cautiously optimistic that the multiple Fed rate hikes this year may be able to tame inflation without dramatically undercutting economic growth. The biggest wild card for the markets remains the war in Ukraine, which has impacted everything from commodity prices to international travel. We will continue to carefully monitor our portfolio and seek opportunities to invest in the best growth opportunities in the industry.

Thank you for your continued investment in Firsthand Funds.

Sincerely,

www.firsthandfunds.com	5

Shareholder Fee Example (unaudited)

Example — In general, mutual fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Note that Firsthand Funds (“Trust”) does not charge transaction fees for 12b-1 distribution and service fees, though you may incur transaction fees if you purchase shares through a broker.

The example on the following page is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 through June 30, 2022.

Actual Expenses — The section of the table at right entitled “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA or other tax-qualified savings plan, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes — The section of the table at right entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Trust to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

6	2022 Semi-Annual Report

SHAREHOLDER FEE EXAMPLE (unaudited) - continued

Firsthand Technology Opportunities Fund

	BEGINNING ACCOUNT VALUE 1/1/22	ENDING ACCOUNT VALUE 6/30/22	EXPENSES PAID DURING PERIOD* 1/1/22 - 6/30/22	ANNUALIZED EXPENSE RATIO
Actual	$1,000	$ 485.40	$ 6.81	1.85%
Hypothetical**	$1,000	$ 1,015.62	$ 9.25	1.85%

Firsthand Alternative Energy Fund

	BEGINNING ACCOUNT VALUE 1/1/22	ENDING ACCOUNT VALUE 6/30/22	EXPENSES PAID DURING PERIOD* 1/1/22 - 6/30/22	ANNUALIZED EXPENSE RATIO
Actual	$1,000	$ 745.20	$ 8.57	1.98%
Hypothetical**	$1,000	$ 1,014.98	$ 9.89	1.98%

*

Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

**	5% return per year before expenses.

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

www.firsthandfunds.com	7

FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND

Portfolio of Investments, June 30, 2022 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 99.0% ($115,188,244)
Biotech — 0.1% ($93,524)
CytoDyn, Inc.*	222,730	$93,524
Communications — 1.0% ($1,225,200)
ViaSat, Inc.*	40,000	1,225,200
Consumer Electronics — 16.9% ($19,713,600)
Roku, Inc.*	240,000	19,713,600
Defense & Aerospace — 5.0% ($5,790,400)
AeroVironment, Inc.*	20,000	1,644,000
Astra Space, Inc.*	200,000	260,000
Kratos Defense & Security Solutions, Inc.*	280,000	3,886,400
Education — 5.1% ($5,963,600)
Chegg, Inc.*	310,000	5,821,800
Coursera, Inc.*	10,000	141,800
Internet — 5.7% ($6,583,100)
Netflix, Inc.*	10,000	1,748,700
PayPal Holdings, Inc.*	10,000	698,400
Upwork, Inc.*	200,000	4,136,000
Renewable Energy — 11.4% ($13,283,200)
Enphase Energy, Inc.*	40,000	7,809,600
SolarEdge Technologies, Inc.*	20,000	5,473,600
Semiconductor Equipment — 7.4% ($8,608,220)
Pivotal Systems Corp.(1)*	27,600,000	3,524,417
Revasum, Inc(1)*	15,413,753	2,766,229
Revasum, Inc.(1)*	12,913,796	2,317,574
Semiconductors — 10.4% ($12,055,500)
Wolfspeed, Inc.*	190,000	12,055,500
Services — 0.1% ($154,200)
Lesaka Technologies, Inc.*	30,000	154,200

see accompanying notes to financial statements

8	2022 Semi-Annual Report

FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND - continued

Portfolio of Investments, June 30, 2022 (unaudited)

	SHARES	MARKET VALUE
Software — 35.9% ($41,717,700)
Bill.com Holdings, Inc.*	40,000	$4,397,600
Cloudflare, Inc., Class A*	90,000	3,937,500
Coupa Software, Inc.*	20,000	1,142,000
DocuSign, Inc.*	60,000	3,442,800
Domo, Inc., Class B*	230,000	6,394,000
Fastly, Inc., Class A*	50,000	580,500
Monday.com, Ltd.*	20,000	2,063,200
MongoDB, Inc.*	5,000	1,297,500
Okta, Inc.*	10,000	904,000
PagerDuty, Inc.*	150,000	3,717,000
Palo Alto Networks, Inc.*	5,000	2,469,700
Twilio, Inc., Class A*	30,000	2,514,300
Workday, Inc., Class A*	10,000	1,395,800
Zendesk, Inc.*	20,000	1,481,400
Zscaler, Inc.*	40,000	5,980,400
INVESTMENT COMPANY — 1.2% ($1,357,346)
Fidelity Investments Money Market Fund - Treasury Portfolio(2)	1,357,346	1,357,346
Total Investments
(Cost $131,812,896) — 100.2%		116,545,590
Liabilities in excess of other assets — (0.2)%		(236,193)

NET ASSETS — 100.0%		$116,309,397

*	Non-income producing security.

(1)	Affiliated issuer.

(2)	The Fidelity Investments Money Market Fund invests primarily in U.S. Treasury Securities.

see accompanying notes to financial statements

www.firsthandfunds.com	9

FIRSTHAND ALTERNATIVE ENERGY FUND

Portfolio of Investments, June 30, 2022 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 85.2% ($10,743,436)
Advanced Materials — 4.1% ($518,655)
Corning, Inc.	16,460	$518,655
Agriculture — 0.0% ($0)
Growlife, Inc.*	1	0
Biotech — 0.5% ($69,221)
Curaleaf Holdings, Inc.*	10,000	50,500
Jazz Pharmaceuticals PLC*	120	18,721
Defense & Aerospace — 8.5% ($1,068,200)
Astra Space, Inc.*	100,000	130,000
Kratos Defense & Security Solutions, Inc.*	30,000	416,400
Maxar Technologies, Inc.	20,000	521,800
Electrical Equipment — 1.5% ($187,110)
ABB, Ltd. - SP ADR	7,000	187,110
Energy Efficiency — 3.0% ($375,888)
Honeywell International, Inc.	580	100,810
Itron, Inc.*	5,565	275,078
Engineering Service — 5.0% ($626,700)
Quanta Services, Inc.	5,000	626,700
Industrials — 0.3% ($35,660)
Carrier Global Corp.	1,000	35,660
Intellectual Property — 0.0% ($36)
Silicon Genesis Corp.(1)(2)*	109,855	22
Silicon Genesis Corp.(1)(2)*	71,552	14
Materials — 2.7% ($345,800)
Aspen Aerogels, Inc.*	35,000	345,800
Other Electronics — 2.1% ($262,469)
Intevac, Inc.*	5,800	28,072
Koninklijke Philips Electronics N.V.	10,887	234,397

see accompanying notes to financial statements

10	2022 Semi-Annual Report

FIRSTHAND ALTERNATIVE ENERGY FUND - continued

Portfolio of Investments, June 30, 2022 (unaudited)

	SHARES	MARKET VALUE
Renewable Energy — 38.8% ($4,896,139)
Amtech Systems, Inc.*	6,600	$48,180
Enphase Energy, Inc.*	5,000	976,200
First Solar, Inc.*	5,000	340,650
Iberdrola S.A.	24,832	257,521
Maxeon Solar Technologies, Ltd.*	2,491	33,105
Orion Energy Systems, Inc.*	14,000	28,140
Sharp Corp.	1,100	8,505
Siemens Gamesa Renewable Energy S.A.*	7,271	136,468
SolarEdge Technologies, Inc.*	7,000	1,915,760
SunPower Corp., Class B*	29,931	473,209
Sunrun, Inc.*	11,600	270,976
ULVAC, Inc.	2,700	91,937
Vestas Wind Systems A.S.	15,000	315,488
Semiconductors — 11.2% ($1,414,816)
ON Semiconductor Corp.*	10,000	503,100
Power Integrations, Inc.	1,598	119,866
STMicroelectronics N.V.	5,000	157,350
Wolfspeed, Inc.*	10,000	634,500
Services — 5.0% ($634,400)
ChargePoint Holdings, Inc.*	20,000	273,800
EVgo, Inc.*	60,000	360,600
Solar — 2.2% ($276,450)
Sunnova Energy International, Inc.*	15,000	276,450
Waste & Environment Service — 0.3% ($31,892)
Advanced Emissions Solutions, Inc.*	6,800	31,892
PREFERRED STOCKS — 0.0% ($197)
Intellectual Property — 0.0% ($197)
Silicon Genesis Corp., Series 1-C(1)(2)*	152	2
Silicon Genesis Corp., Series 1-E(1)(2)*	3,000	195

see accompanying notes to financial statements

www.firsthandfunds.com	11

FIRSTHAND ALTERNATIVE ENERGY FUND - continued

Portfolio of Investments, June 30, 2022 (unaudited)

	SHARES	MARKET VALUE
WARRANTS — 0.0% ($7,320)
Transportation — 0.0% ($7,320)
Swvl Holdings Corp. *	13,333	$7,320
INVESTMENT COMPANY — 14.9% ($1,877,529)
Fidelity Investments Money Market Fund - Treasury Portfolio(3)	1,877,529	1,877,529
Total Investments
(Cost $10,702,070) — 100.1%		12,628,482
Liabilities in excess of other assets — (0.1)%		(16,533)

NET ASSETS — 100.0%		$12,611,949

*	Non-income producing security.

(1)	Restricted/illiquid security (0.00% of net assets).

(2)	Fair Value Level 3 security

(3)	The Fidelity Investments Money Market Fund invests primarily in U.S. Treasury Securities.

PLC	Public Limited Company

SP ADR	Sponsored American Depositary Receipt

see accompanying notes to financial statements

12	2022 Semi-Annual Report

Statements of Assets and Liabilities

June 30, 2022 (unaudited)

	Firsthand Technology Opportunities Fund	Firsthand Alternative Energy Fund
ASSETS
Investment securities:
Acquisition cost	$131,812,896	$10,702,070
Market value (Note 2)	116,545,590	12,628,482
Receivable from dividends, interest, and reclaims	1,792	7,070
Receivable for capital shares sold	24,052	342
TOTAL ASSETS	116,571,434	12,635,894

LIABILITIES
Payable to affiliates (Note 4)	191,104	21,924
Payable for capital shares redeemed	70,933	2,021
TOTAL LIABILITIES	262,037	23,945
NET ASSETS	$116,309,397	$12,611,949

Net Assets consist of:
Paid-in Capital	$100,339,626	$12,023,828
Total distributable earnings (loss)	15,969,771	588,121
NET ASSETS	$116,309,397	$12,611,949

Shares Outstanding	14,238,650	1,260,963
Net asset value, redemption price and offering price per share (Note 2)	$8.17	$10.00

see accompanying notes to financial statements

www.firsthandfunds.com	13

Statements of Operations

For the Six Months Ended June 30, 2022 (unaudited)

	Firsthand Technology Opportunities Fund	Firsthand Alternative Energy Fund
INVESTMENT INCOME
Dividends	$5,635	$41,732
Foreign tax withholding	—	(4,410)
TOTAL INVESTMENT INCOME	5,635	37,322

EXPENSES
Investment advisory fees (Note 4)	1,265,783	109,175
Administration fees (Note 4)	404,705	32,110
Trustees fees	5,000	5,000
GROSS EXPENSES	1,675,488	146,285
Trustees fees reimbursement	(5,000)	(5,000)
TOTAL NET EXPENSES	1,670,488	141,285

NET INVESTMENT LOSS	(1,664,853)	(103,963)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gains (losses) from security transactions	18,863,373	(465,104)
Net realized gains (losses) on foreign currency	2,689	(28)
Net change in unrealized depreciation on investment and foreign currency	(149,921,970)	(3,583,020)
Net Realized and Unrealized (Loss) on Investments	(131,055,908)	(4,048,152)

Net Decrease In Net Assets Resulting From Operations	$(132,720,761)	$(4,152,115)

see accompanying notes to financial statements

14	2022 Semi-Annual Report

Statements of Changes in Net Assets

	Firsthand Technology Opportunities Fund
	SIX MONTHS ENDED 6/30/2022 (UNAUDITED)	YEAR ENDED 12/31/2021
FROM OPERATIONS:
Net investment loss	$(1,664,853)	$(6,799,374)
Net realized gains from security transactions, foreign currency	18,866,062	36,926,728
Net change in unrealized (depreciation) on investments, foreign currency	(149,921,970)	(91,560,365)
Net decrease in net assets from operations	(132,720,761)	(61,433,011)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions	—	(18,303,178)
Total Distributions	—	(18,303,178)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,760,616	88,974,325
Dividends reinvested	—	17,561,924
Payment for shares redeemed	(36,763,848)	(116,461,647)
Net decrease in net assets from capital share transactions	(30,003,232)	(9,925,398)
TOTAL DECREASE IN NET ASSETS	(162,723,993)	(89,661,587)

NET ASSETS:
Beginning of period	279,033,390	368,694,977
End of period	$116,309,397	$279,033,390

COMMON STOCK ACTIVITY:
Shares sold	557,229	3,896,815
Shares reinvested	—	1,050,354
Shares redeemed	(2,896,426)	(5,436,544)
Net (decrease) in shares outstanding	(2,339,197)	(489,375)
Shares outstanding, beginning of period	16,577,847	17,067,222
Shares outstanding, end of period	14,238,650	16,577,847

see accompanying notes to financial statements

www.firsthandfunds.com	15

STATEMENTS OF CHANGES IN NET ASSETS

	FIRSTHAND ALTERNATIVE ENERGY FUND
	SIX MONTHS ENDED 6/30/2022 (UNAUDITED)	YEAR ENDED 12/31/2021
FROM OPERATIONS:
Net investment loss	$(103,963)	$(347,936)
Net realized loss from security transactions, foreign currency	(465,132)	(119,252)
Net change in unrealized (depreciation) on investments, foreign currency	(3,583,020)	(719,374)
Net decrease in net assets from operations	(4,152,115)	(1,186,562)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,641,031	16,154,833
Dividends reinvested	—	—
Payment for shares redeemed	(6,045,025)	(17,508,014)
Net increase (decrease) in net assets from capital share transactions	596,006	(1,353,181)
TOTAL DECREASE IN NET ASSETS	(3,556,109)	(2,539,743)

NET ASSETS:
Beginning of period	16,168,058	18,707,801
End of period	$12,611,949	$16,168,058

COMMON STOCK ACTIVITY:
Shares sold	581,011	1,092,194
Shares reinvested	—	—
Shares redeemed	(524,685)	(1,210,795)
Net increase (decrease) in shares outstanding	56,326	(118,601)
Shares outstanding, beginning of period	1,204,637	1,323,238
Shares outstanding, end of period	1,260,963	1,204,637

see accompanying notes to financial statements

16	2022 Semi-Annual Report

Financial Highlights

Selected per share data and ratios for a share outstanding throughout each year/period

FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND

	SIX MONTHS ENDED 6/30/22*		YEAR ENDED 12/31/21	YEAR ENDED 12/31/20	YEAR ENDED 12/31/19	YEAR ENDED 12/31/18	YEAR ENDED 12/31/17
Net asset value at beginning of year/period	$16.83		$21.60	$12.66	$10.41	$9.98	$6.42
Income from investment operations:

Net investment loss	(0.12)		(0.41)	(0.27)	(0.19)	(0.18)	(0.12)
Net realized and unrealized gains (losses) on investments	(8.54)		(3.20)	12.51	3.14	0.61	3.68

Total from investment operations	(8.66)		(3.61)	12.24	2.95	0.43	3.56

Distributions from:
Realized capital gains	—		(1.16)	(3.30)	(0.70)	—	—

Net asset value at end of year/period	$8.17		$16.83	$21.60	$12.66	$10.41	$9.98

Total return	(51.46	%)(A)	(16.69%)	96.52%	28.51%	4.31%	55.45%
Net assets at end of year/period (millions)	$116.3		$279.0	$368.7	$255.0	$158.1	$124.5
Ratio of gross expenses to average net assets before waiver	1.85	%(B)	1.83%	1.84%	1.84%	1.86%	1.86%
Ratio of net expenses to average net assets after waiver	1.85	%(B)	1.83%	1.84%	1.83%	1.85%	1.85%
Ratio of net investment loss to average net assets	(1.84	%)(B)	(1.83%)	(1.81%)	(1.28%)	(1.54%)	(1.57%)

Portfolio turnover rate	7%	(A)	16%	65%	43%	25%	19%

*	Unaudited
(A)	Not Annualized
(B)	Annualized

see accompanying notes to financial statements

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FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share outstanding throughout each year/period

FIRSTHAND ALTERNATIVE ENERGY FUND

	SIX MONTHS ENDED 6/30/22*		YEAR ENDED 12/31/21	YEAR ENDED 12/31/20	YEAR ENDED 12/31/19	YEAR ENDED 12/31/18	YEAR ENDED 12/31/17
Net asset value at beginning of year/period	$13.42		$14.14	$7.69	$5.47	$6.72	$5.29
Income from investment operations:

Net investment income (loss)	(0.08)		(0.29)	(0.08)	(0.05)	(0.04)	0.02
Net realized and unrealized gains (losses) on investments	(3.34)		(0.43)	6.53	2.27	(1.21)	1.43

Total from investment operations	(3.42)		(0.72)	6.45	2.22	(1.25)	1.45

Distributions from:
Net investment income	—		—	—	—	— (a)	(0.02)

Net asset value at end of year/period	$10.00		$13.42	$14.14	$7.69	$5.47	$6.72

Total return	(25.48	%)(A)	(5.09%)	83.88%	40.59%	(18.57%)	27.35%
Net assets at end of year/period (millions)	$12.6		$16.2	$18.7	$6.2	$4.4	$5.9
Ratio of gross expenses to average net assets before waiver	2.05	%(B)	2.03%	2.09%	2.15%	2.15%	2.15%
Ratio of net expenses to average net assets after waiver	1.98	%(B)	1.98%	1.98%	1.98%	1.98%	1.98%
Ratio of net investment income (loss) to average net assets	(1.46	%)(B)	(1.75%)	(1.41%)	(0.72%)	(0.68%)	0.30%

Portfolio turnover rate	13	%(A)	23%	14%	0%	7%	0%

*	Unaudited
(a)	Amount represents less than $0.01 per share
(A)	Not Annualized
(B)	Annualized

see accompanying notes to financial statements

18	2022 Semi-Annual Report

Notes to Financial Statements

June 30, 2022 (unaudited)

1. ORGANIZATION

Each of Firsthand Technology Opportunities Fund and Firsthand Alternative Energy Fund (individually the “Fund”, and collectively the “Funds”) is a non-diversified series of Firsthand Funds (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust, a Delaware statutory trust, was organized on November 8, 1993. Each Fund currently offers one class of shares—Investor Class shares. The inception dates for the Funds (the date on which a net asset value was first determined for that Fund) follow:

FUND	INCEPTION DATE
Firsthand Technology Opportunities Fund	September 30, 1999
Firsthand Alternative Energy Fund	October 29, 2007

Each Fund’s investment objective is long-term growth of capital.

Firsthand Technology Opportunities Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of high-technology companies in the industries and markets that Firsthand Capital Management, Inc. (the “Investment Adviser”) believes hold the most growth potential within the technology sector.

Firsthand Alternative Energy Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in alternative energy and energy technology companies, both U.S. and international.

The Funds are an investment company and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies:

SECURITIES VALUATION — A Fund’s portfolio of securities is valued as follows:

1.

Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

2.

Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

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NOTES TO FINANCIAL STATEMENTS - continued

June 30, 2022 (unaudited)

3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.
4.	Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

In pricing illiquid, privately placed securities, the advisor follows well-accepted valuation techniques. Initial valuations are generally determined by the initial purchase price for each security. Subsequent to initial purchase, securities are repriced from time to time to reflect changes to the companies’ valuations caused by various events. Such events include, among others, a new round of financing establishing a new valuation for the company; material changes to a company’s business or business prospects, either due to company-specific internal issues (gaining or losing a major customer, missing a significant milestone, etc.) or macroeconomic events affecting the industry or the world. In analyzing a company’s valuation, factors that are also considered include a company’s cash flow, revenues, profitability, financial forecasts, and probability of success in those measures. Other potential factors include the value of comparable public and private companies and general market conditions.

Fair Value Measurement — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, each Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The guidance establishes three levels of the fair value hierarchy as follows:

LEVEL 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

LEVEL 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

LEVEL 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

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NOTES TO FINANCIAL STATEMENTS - continued

June 30, 2022 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the following Funds’ net assets as of June 30, 2022:

FUND*	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT OBSERVABLE INPUTS
TEFQX
Common Stocks
Biotech	$93,524	$—	$—
Communications	1,225,200	—	—
Consumer Electronics	19,713,600	—	—
Defense & Aerospace	5,790,400	—	—
Education	5,963,600	—	—
Internet	6,583,100	—	—
Renewable Energy	13,283,200	—	—
Semiconductor Equipment	5,841,991	2,766,229	—
Semiconductors	12,055,500	—	—
Services	154,200	—	—
Software	41,717,700	—	—
Total Common Stocks	112,422,015	2,766,229	—
Investment Company	1,357,346	—	—
Total	$113,779,361	$2,766,229	$—

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June 30, 2022 (unaudited)

FUND*	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT OBSERVABLE INPUTS
ALTEX
Common Stocks
Advanced Materials	$518,655	$—	$—
Agriculture	—	—	—
Biotech	69,221	—	—
Defense & Aerospace	1,068,200	—	—
Electrical Equipment	187,110	—	—
Energy Efficiency	375,888	—	—
Engineering Service	626,700	—	—
Industrials	35,660	—	—
Intellectual Property	—	—	36
Materials	345,800	—	—
Other Electronics	262,469	—	—
Renewable Energy	4,896,139	—	—
Semiconductors	1,414,816	—	—
Services	634,400	—	—
Solar	276,450	—	—
Waste & Environment Service	31,892	—	—
Total Common Stocks	10,743,400	—	36
Preferred Stocks
Intellectual Property	—	—	197
Warrants
Transportation	7,320	—	—
Investment Company	1,877,529	—	—
Total	$12,628,249	$—	$233

*	TEFQX: Firsthand Technology Opportunities Fund; ALTEX: Firsthand Alternative Energy Fund.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

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NOTES TO FINANCIAL STATEMENTS - continued

June 30, 2022 (unaudited)

INVESTMENTS AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	BALANCE AS OF 12/31/21	NET PURCHASES	NET SALES	NET REALIZED GAINS/ (LOSSES)	NET UNREALIZED APPRECIATION (DEPRECIATION)	TRANSFERS IN (OUT) OF LEVEL 3	BALANCE AS OF 06/30/22
Common Stocks
Intellectual Property	$54	$—	$—	$—	$(18)	$—	$36
Preferred Stocks	248	—	—	—	(51)	—	197
Total	$302	$—	$—	$—	$(69)	$—	$233

As of the six months ended June 30, 2022, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

SHARE VALUATION — The net asset value (“NAV”) per share of each Fund is calculated by dividing the net assets of the Fund (i.e., the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses)) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

INVESTMENT INCOME — Dividend income is recorded in the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

CASH AND CASH EQUIVALENTS — The Funds consider liquid assets deposited with a bank, money market funds, and certain short-term debt instruments with maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

FOREIGN SECURITIES — Each Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts (“ADRs”), on foreign exchanges, or on foreign over-the- counter markets. Investing in the securities of foreign companies exposes your investment in a Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, the value of which may decline against the U.S. dollar. An investment

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NOTES TO FINANCIAL STATEMENTS - continued

June 30, 2022 (unaudited)

in foreign securities may be subject to high levels of foreign taxation, including foreign taxes withheld at the source. Neither Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

OPTIONS — The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. The Funds may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The Funds may also write put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund did not invest in options for the six months ended June 30, 2022.

Distributions to Shareholders — Each Fund expects to distribute its net investment income and net realized gains, if any, annually. Distributions from net investment income and capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Short Positions — Firsthand Alternative Energy Fund may sell securities short for economic hedging purposes. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction. The Fund is liable for any dividends payable on securities while those securities are in a short position.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

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June 30, 2022 (unaudited)

All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, cash equivalents and/or liquid securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. The Fund did not invest in short sales for the six months ended June 30, 2022.

SECURITY TRANSACTIONS — Security transactions are accounted for no later than one business day following the trade date, however, for financial reporting purposes, security transactions are accounted for on trade date. Realized gains and losses are calculated on a specific identification basis.

ESTIMATES — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX — Each Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). As provided in the Code, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts, if any, from prior years.

The tax character of distributions paid for the year ended December 31, 2021 and 2020 was as follows:

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND
	2021	2020
From ordinary income	$665,672	$6,192,164
From long-term capital gains	$17,637,506	$42,834,199

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NOTES TO FINANCIAL STATEMENTS - continued

June 30, 2022 (unaudited)

The following information is based upon the federal income tax cost of portfolio investments as of June 30, 2022.

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Gross unrealized appreciation	$40,769,179	$3,964,491
Gross unrealized depreciation	(56,036,485)	(2,038,079)
Net unrealized appreciation (depreciation)	$(15,267,306)	$1,926,412
Federal income tax cost	$131,812,896	$10,702,070

As of December 31, 2021, the Funds had capital loss carryforwards for federal income tax purposes as follows:

	SHORT-TERM NO EXPIRATION	LONG-TERM NO EXPIRATION	TOTAL
TEFQX*	$—	$—	$—
ALTEX*	(470,132)	(293,246)	(763,378)

*	TEFQX: Firsthand Technology Opportunities Fund; ALTEX: Firsthand Alternative Energy Fund.

Components of Distributable Earnings (as of December 31, 2021)

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Net Unrealized Appreciation (Depreciation)*	$131,792,446	$5,503,614
Undistributed Ordinary Income	—	—
Undistributed Long Term Capital Gains	16,898,086	—
Qualified Late Year Losses Deferred**	—	—
Other Temporary Differences	—	—
Accumulated Capital Loss Carryforward	—	(763,378)
Total Distributable Earnings/Accumulated Loss	$148,690,532	$4,740,236

*	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

**	Under current tax law, capital and currency losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring on the first day of the following fiscal year.

The Funds are subject to tax provisions that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2021, 2020, 2019 and 2018 remain open to federal

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June 30, 2022 (unaudited)

and state audit. As of June 30, 2022, management has evaluated the application of these provisions to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax provisions.

3. INVESTMENT TRANSACTIONS (EXCLUDING SHORT-TERM INVESTMENTS) WERE AS FOLLOWS FOR THE SIX MONTHS ENDED JUNE 30, 2022

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Purchase of investment securities	$13,331,719	$1,885,933
Proceeds from sales and maturities of investment securities	$43,935,662	$1,657,311

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS; CERTAIN TRUSTEES AND OFFICERS OF THE TRUST ARE ALSO OFFICERS OF THE INVESTMENT ADVISER AND BNY MELLON

Certain trustees and officers of the Trust are also officers of the Investment Adviser or BNY Mellon. BNY Mellon serves as the sub-administrator, investment accounting agent, and shareholder servicing and transfer agent.

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Investment Adviser pursuant to the terms of a master investment advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Investment Adviser provides each Fund with investment research, advice, management, and supervision and manages the investment and reinvestment of assets of each Fund consistent with each Fund’s investment objectives, policies, and limitations. Subject to certain exceptions set forth in the Advisory Agreement, the Investment Adviser is responsible for (i) compensation of any of the Fund’s trustees, officers, and employees who are interested persons of the Investment Adviser; and (ii) compensation of the Investment Adviser’s personnel and other expenses incurred in connection with the provision of portfolio management services under the Advisory Agreement.

Firsthand Capital Management, Inc., is the Investment Adviser to the Funds. For the services it provides under the Advisory Agreement, the Investment Adviser receives from each Fund, on a monthly basis, an advisory fee at the annual rate of 1.40% for TEFQX and 1.53% for ALTEX of its average daily net assets, respectively. The Advisory Agreement requires the Investment Adviser to waive fees and, if necessary, to reimburse expenses of each Fund to the extent necessary to limit a Fund’s total operating expenses to 1.85%, for TEFQX and 1.98% for ALTEX, excluding any extraordinary fees, of its average net assets up to $200 million, 1.80% for TEFQX and 1.93% for ALTEX of such assets from $200

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NOTES TO FINANCIAL STATEMENTS - continued

June 30, 2022 (unaudited)

million to $500 million, 1.75% for TEFQX and 1.88% for ALTEX of such assets from $500 million to $1 billion, and 1.70% for TEFQX and 1.83% for ALTEX of such assets in excess of $1 billion.

ADMINISTRATION AGREEMENT

The Trust has entered into a separate Administration Agreement with the Investment Adviser. The agreement obligates the Investment Adviser to provide administrative and general supervisory services to each Fund (the “Administration Agreement”). Under the Administration Agreement, the Investment Adviser renders supervisory and corporate administrative services to the Trust, as well as oversees the maintenance of all books and records with respect to each Fund’s securities transactions and each Fund’s book of accounts in accordance with all applicable federal and state laws and regulations. The Investment Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records, and other records as required by the 1940 Act.

The Investment Adviser is responsible for the equipment, staff, office space, and facilities necessary to perform its obligations under the Administration Agreement. Under the Administration Agreement, the Investment Adviser has assumed responsibility for payment of all of each Fund’s operating expenses excluding brokerage and commission expenses; short sale expenses; fees payable under “Rule 12b-1 plans”, if any, and shareholder servicing plans, if any; litigation costs; and any extraordinary and non-recurring expenses. For the services it provides under the Administration Agreement, the Investment Adviser receives a fee from each Fund at the annual rate of 0.45% of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

The Bank of New York Mellon (“BNY Mellon”), has a Sub-Administration Agreement with the Investment Adviser. Under this agreement, the Investment Adviser (not the Funds) pays to BNY Mellon the fees for the administrative services provided by BNY Mellon.

Additionally, BNY Mellon serves as the investment accounting agent, shareholder servicing agent and custodian, and BNY Mellon Investment Servicing (US), Inc., serves as the transfer agent for the Trust.

5. INVESTMENTS IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by

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NOTES TO FINANCIAL STATEMENTS - continued

June 30, 2022 (unaudited)

the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of June 30, 2022, Firsthand Technology Opportunities Fund did not invest in any restricted securities and the Firsthand Alternative Energy Fund was invested in the following restricted securities:

Firsthand Alternative Energy Fund

SECURITY	ACQUISITION DATE	SHARES	COST	VALUE	% OF NET ASSETS
Silicon Genesis Corp. Common Stock	September 2, 2008	109,855	$32,956	$22	0.0	%*
Silicon Genesis Corp. Common Stock	September 26, 2008	71,552	21,466	14	0.0	%*
Silicon Genesis Corp., Series 1-C Preferred Stock	September 2, 2008	152	46	2	0.0	%*
Silicon Genesis Corp., Series 1-E Preferred Stock	September 2, 2008	3,000	2,878	195	0.0	%*
			$57,346	$233	0.0	%*

*	Less than 0.05%.

Each Fund, consistent with SEC guidelines, has an investment restriction providing that it cannot purchase additional restricted securities once such securities comprise 15% of a Fund’s net assets. The SEC considers a security to be illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security. The restriction stems from the concern that, for an open- end mutual fund with daily redemption obligations, a high level of illiquid securities would increase the risk that a Fund may not be able to meet its daily redemption needs, because illiquid securities often take a longer period of time to sell, and may not necessarily be sold at that Fund’s then carrying value.

As of June 30, 2022, Kevin Landis, President and Trustee of the Trust, represents the Funds and sits on the following private company’s board: Silicon Genesis Corporation. Serving on the boards of directors of portfolio companies may cause conflicts of interest. The Investment Adviser has adopted various procedures to ensure that the Funds will not be unfavorably affected by these potential conflicts.

www.firsthandfunds.com	29

NOTES TO FINANCIAL STATEMENTS - continued

June 30, 2022 (unaudited)

6. INVESTMENTS IN AFFILIATES AND CONTROLLED INVESTMENTS

Under the 1940 Act, each Fund is required to identify investments where it owns greater than 5% (but less than 25%) of the portfolio company’s outstanding voting shares as an affiliate of the Fund. Also, under the 1940 Act, the Fund is required to identify investments where it owns greater than 25% of the portfolio company’s outstanding voting shares as a controlled investment of the Fund. The Firsthand Alternative Energy Fund did not have investments in affiliates or controlled investments for the period from December 31, 2021, through June 30, 2022. A summary of the Firsthand Technology Opportunities Fund’s investments in affiliates and controlled investments for the period from December 31, 2021, through June 30, 2022, is noted below:

Affiliate/ Controlled Investments*	Value at 12/31/21	Purchases/ Merger	INTEREST	Sales/ Maturity/ Expiration
Pivotal Systems Corp	$17,602,163	$—	$—	$(18,881)
Revasum, Inc. Common Stock	6,358,494	—	—	—
Revasum, Inc. CDI	3,260,655	2,480,868	—	(122,938)
Total Affiliates	27,221,312	2,480,868	—	(141,819)

Affiliate/ Controlled Investments*	Realized GAIN (LOSS)	Change in Appreciation/ Depreciation	Value 6/30/22	Shares Held at 6/30/2022
Pivotal Systems Corp	$(33,159)	$(14,025,706)	$3,524,417	27,600,000
Revasum, Inc. Common Stock	—	(3,592,265)	2,766,229	15,413,753
Revasum, Inc. CDI	(64,946)	(3,236,065)	2,317,574	12,913,796
Total Affiliates	(98,105)	(20,854,036)	8,608,220

As of June 30, 2022, Kevin Landis, President and Trustee of the Trust, represents the Funds and sits on the following affiliated companies’ boards: Pivotal Systems Corp. and Revasum, Inc. Serving on the boards of directors of portfolio companies may cause a conflict of interest. The Investment Adviser has adopted various procedures to ensure that the Funds will not be unfavorably affected by these potential conflicts.

7. RISKS

Because the return on and value of an investment in each Fund will fluctuate in response to stock market movements, the most significant risk of investing in a Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, as well as economic, political, or regulatory events, and other factors

30	2022 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS - continued

June 30, 2022 (unaudited)

beyond the Investment Adviser’s control. The Funds are designed for long-term investors who can accept the risks of investing in a fund with significant common stock holdings in high-technology industries.

Each Fund is non-diversified. A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on a Fund than it would if the Fund diversified its investments. Another risk for each Fund is its concentration of investments in companies within high-technology industries. The value of high-technology companies can, and often does, fluctuate dramatically and may expose you to greater-than-average financial and market risk.

In addition, certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance. The ultimate impact of COVID-19 and Russia-Ukraine conflict on the financial performance of the Funds’ investments is not reasonably estimable at this time.

8. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

www.firsthandfunds.com	31

Additional Information

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting procedures pursuant to which the Funds delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to the Investment Adviser as part of the Investment Adviser’s general management of the Funds, subject to the Board of Trustees’ continuing oversight. A copy of the Funds’ proxy voting policy and procedures is available without charge, upon request, by calling 1.888.884.2675. Information regarding how the Investment Adviser voted these proxies during the most recent one-year period ended June 30 is available by calling the same number and on the website of the U.S. Securities and Exchange Commission at http://www.sec.gov on Form N-PX. The Funds’ voting record is also available on the Funds’ website at www.firsthandfunds.com/proxy.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

32	2022 Semi-Annual Report

NOTES

NOTES

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FIRSTHAND FUNDS

P.O. Box 9836

Providence, RI 02940-8036

www.firsthandfunds.com

INVESTMENT ADVISER

Firsthand Capital Management, Inc.

150 Almaden Blvd., Suite 1250

San Jose, CA 95113

www.firsthandcapital.com

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1000

Denver, CO 80203

AUDITOR

Tait Weller & Baker LLP

50 South 16th St., Suite 2900

Philadelphia, PA 19102

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

1.888.884.2675

This report is provided for the general information of the shareholders of Firsthand Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. For more complete information about Firsthand Funds, please call toll free 1.888.884.2675 or visit www.firsthandfunds.com for an additional prospectus, which contains more information, including risks, fees, and expenses. Read the prospectus carefully before investing or sending money.

Firsthand Funds are distributed by ALPS Distributors, Inc.

FHF000920, exp. 8/29/2023

The interlocking “F” design is a registered trademark of Firsthand Capital Management, Inc.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant's independent public accountant during the period covered by the report.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Firsthand Funds

By (Signature and Title)*	/s/ Kevin Landis
Kevin M. Landis, President and Secretary

Date	August 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin Landis
Kevin M. Landis, President and Secretary

Date	August 31, 2022

By (Signature and Title)*	/s Omar Billawala
Omar Billawala, Treasurer

Date	August 31, 2022

*	Print the name and title of each signing officer under his or her signature.